Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 794.6	$ 362.9
Items that will be reclassified subsequently to net income
Net changes in fair value of derivatives designated as cash flow hedges	11.5	7.3
Net changes in unrealized (loss) gain on translation of foreign operations	(38.7)	30.8
Income tax expense	(2.6)	(2.3)
Other comprehensive income,will be reclassified subsequently to net income	(29.8)	35.8
Items that will not be reclassified subsequently to net income
Actuarial gains on defined benefit pension plans	63.8	8.2
(Loss) gain on fair value of restricted investments	(0.2)	0.1
Income tax expense	(18.1)	(2.2)
Other comprehensive income,will not be reclassified subsequently to net income	45.5	6.1
Total other comprehensive income	15.7	41.9
Total comprehensive income	810.3	404.8
Attributable to shareholders	809.9	405.1
Attributable to non-controlling interest	$ 0.4	$ (0.3)